Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

21. Related Party Transactions

        In the ordinary course of business, the Company has and expects to continue to have transactions, including borrowings, with its employees, officers, directors and their affiliates. In the opinion of management, such transactions are on the same terms, including interest rates and collateral requirements, as those prevailing at the time for comparable transactions with unaffiliated persons. The aggregate amounts of such loans were approximately $11,353 and $16,703 as of December 31, 2014 and 2013, respectively. During the year ended December 31, 2014, new advances of approximately $2,745 were made with approximately $8,095 principal payments received. During the year ended December 31, 2013, new advances of approximately $7,102 were made with approximately $8,787 principal payments received. There were $228 and $1,398 in unfunded commitments to related parties as of December 31, 2014 and 2013, respectively.

        Deposits received from related parties as of December 31, 2014 and 2013 totaled approximately $17,303 and $15,511, respectively.

        As disclosed in Note 12, the Company issued $5,000 in subordinated notes to two entities controlled by a certain affiliate of the Company.